Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2021
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG	Germany	100	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary

Subsidiaries with significant non-controlling interests
	2021	2020
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	708	843
Accumulated non-controlling interests of the subsidiary	7,597	7,604
Dividends paid to non-controlling interests	568	625
Summarised financial information:
– total assets	230,866	224,483
– total liabilities	209,315	202,907
– net operating income before changes in expected credit losses and other credit impairment charges	4,280	4,568
– profit for the year	1,872	2,230
– total comprehensive income for the year	1,686	2,535

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		15
452 TALF SPV LLC	100.00		15
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		16
Arcadia Financial Services (Asia) Limited	100.00		17
Assetfinance December (F) Limited	100.00		18
Assetfinance December (H) Limited	100.00		19
Assetfinance December (P) Limited	100.00		19
Assetfinance December (R) Limited	100.00		19
Assetfinance June (A) Limited	100.00		19
Assetfinance June (D) Limited	100.00		18
Assetfinance Limited	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		18
Assetfinance March (F) Limited	100.00		19
Assetfinance September (F) Limited	100.00		19
Assetfinance September (G) Limited	100.00		18
B&Q Financial Services Limited	100.00		19
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	N/A		0, 24
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 25
BentallGreenOak China Real Estate Investments LP	N/A		0, 145
Billingsgate Nominees Limited (In Liquidation)	100.00		26
Canada Crescent Nominees (UK) Limited	100.00		19
Canada Square Nominees (UK) Limited	100.00		19
Capco/Cove, Inc.	100.00		27
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		28
CCF HOLDING (LIBAN) S.A.L. (In Liquidation)	74.99		29
CCF & Partners Asset Management Limited	100.00	(99.99)	19
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	19
Charterhouse Management Services Limited	100.00	(99.99)	19
Charterhouse Pensions Limited	100.00		19
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 30
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 32
COIF Nominees Limited	N/A		0, 19
Cordico Management AG (In Liquidation)	100.00		33
Corsair IV Financial Services Capital Partners-B, LP	N/A		0, 34
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 35
Decision One Mortgage Company, LLC	N/A		0, 36
Dem 9	100.00	(99.99)	4, 37
Dempar 1	100.00	(99.99)	4, 37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	16
Electronic Data Process México, S.A. de C.V.	100.00		16
Eton Corporate Services Limited	100.00		22
Far East Leasing SA (In Dissolution)	100.00		38
Flandres Contentieux S.A.	100.00	(99.99)	37
Foncière Elysées	100.00	(99.99)	37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 39
Fulcher Enterprises Company Limited	100.00	(62.14)	40
Fundacion HSBC, A.C.	100.00	(99.99)	11, 16
Giller Ltd.	100.00		27
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		19

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	N/A		0, 41
Grupo Financiero HSBC, S. A. de C. V.	99.99		16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 42
Guangzhou HSBC Real Estate Company Ltd	100.00		12, 43
Hang Seng (Nominee) Limited	100.00	(62.14)	40
Hang Seng Bank (China) Limited	100.00	(62.14)	44
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	40
Hang Seng Bank Limited	62.14		40
Hang Seng Bullion Company Limited	100.00	(62.14)	40
Hang Seng Credit Limited	100.00	(62.14)	40
Hang Seng Data Services Limited	100.00	(62.14)	40
Hang Seng Finance Limited	100.00	(62.14)	40
Hang Seng Financial Information Limited	100.00	(62.14)	40
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	45
Hang Seng Indexes Company Limited	100.00	(62.14)	40
Hang Seng Insurance Company Limited	100.00	(62.14)	40
Hang Seng Investment Management Limited	100.00	(62.14)	40
Hang Seng Investment Services Limited	100.00	(62.14)	40
Hang Seng Life Limited	100.00	(62.14)	40
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.49)	1, 12, 46
Hang Seng Real Estate Management Limited	100.00	(62.14)	40
Hang Seng Securities Limited	100.00	(62.14)	40
Hang Seng Security Management Limited	100.00	(62.14)	40
HASE Wealth Limited	100.00	(62.14)	40
Haseba Investment Company Limited	100.00	(62.14)	40
HFC Bank Limited (In Liquidation)	100.00		26
High Time Investments Limited	100.00	(62.14)	40
Honey Blue Enterprises Limited	100.00		47
Honey Green Enterprises Ltd.	100.00		48
Honey Grey Enterprises Limited	100.00		49
Honey Silver Enterprises Limited	100.00		49
Household International Europe Limited (In Liquidation)	100.00		50
Household Pooling Corporation	100.00		51
Housing (USA) LLP	N/A		0, 52
HSBC (BGF) Investments Limited	100.00		19
HSBC (General Partner) Limited	100.00		2, 53
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		54
HSBC (Malaysia) Trustee Berhad	100.00		55
HSBC (Singapore) Nominees Pte Ltd	100.00		56
HSBC Agency (India) Private Limited	100.00		57
HSBC Alternative Credit Strategies General Partner S.a r.l.	N/A		0, 58
HSBC Alternative Investments Limited	100.00		19
HSBC Amanah Malaysia Berhad	100.00		54
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		59
HSBC Asia Holdings B.V.	100.00		19
HSBC Asia Holdings Limited	100.00		2, 49
HSBC Asia Pacific Holdings (UK) Limited	100.00		19
HSBC Asset Finance (UK) Limited	100.00		19
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		19
HSBC Asset Management (Fund Services UK) Limited	100.00		19
HSBC Asset Management (Japan) Limited	100.00		61
HSBC Asset Management (India) Private Limited	100.00		60
HSBC Assurances Vie (France)	100.00	(99.99)	62
HSBC Australia Holdings Pty Limited	100.00		63
HSBC BANK (CHILE)	100.00		64
HSBC Bank (China) Company Limited	100.00		12, 65
HSBC Bank (General Partner) Limited	100.00		53
HSBC Bank (Mauritius) Limited	100.00		66

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 67
HSBC Bank (Singapore) Limited	100.00		56
HSBC Bank (Taiwan) Limited	100.00		68
HSBC Bank (Uruguay) S.A.	100.00		69
HSBC Bank (Vietnam) Ltd.	100.00		70
HSBC Bank A.S.	100.00		71
HSBC Bank Argentina S.A.	99.99		59
HSBC Bank Armenia cjsc	100.00		72
HSBC Bank Australia Limited	100.00		63
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		73
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 53
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 53
HSBC Bank Egypt S.A.E	94.54		74
HSBC Bank Malaysia Berhad	100.00		54
HSBC Bank Malta p.l.c.	70.03		75
HSBC Bank Middle East Limited	100.00		5, 76
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		77
HSBC Bank Oman S.A.O.G.	51.00		78
HSBC Bank Pension Trust (UK) Limited	100.00		19
HSBC Bank plc	100.00		2, 19
HSBC Bank USA, National Association	100.00		3, 79
HSBC Branch Nominee (UK) Limited	100.00		18
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		49
HSBC Broking Futures (Asia) Limited	100.00		49
HSBC Broking Futures (Hong Kong) Limited	100.00		49
HSBC Broking Securities (Asia) Limited	100.00		49
HSBC Broking Securities (Hong Kong) Limited	100.00		49
HSBC Broking Services (Asia) Limited	100.00		49
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		80
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 80
HSBC Capital (USA), Inc.	100.00		15
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 53
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Cayman Limited	100.00		81
HSBC Cayman Services Limited	100.00		81
HSBC City Funding Holdings	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		19
HSBC Client Nominee (Jersey) Limited	100.00		82
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		37
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		54
HSBC Corporate Finance (Hong Kong) Limited	100.00		49
HSBC Corporate Secretary (UK) Limited	100.00		2, 83
HSBC Corporate Trustee Company (UK) Limited	100.00		19
HSBC Custody Nominees (Australia) Limited	100.00		63
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		84
HSBC Diversified Loan Fund General Partner Sarl	N/A		0, 85
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 86
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		87
HSBC Electronic Data Processing (Philippines), Inc.	99.99		88
HSBC Electronic Data Processing India Private Limited	100.00		89
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		90
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		91

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Epargne Entreprise (France)	100.00	(99.99)	62
HSBC Equipment Finance (UK) Limited	100.00		18
HSBC Equity (UK) Limited	100.00		19
HSBC Europe B.V.	100.00		19
HSBC Executor & Trustee Company (UK) Limited	100.00		18
HSBC Factoring (France)	100.00	(99.99)	37
HSBC Finance (Netherlands)	100.00		2, 19
HSBC Finance Corporation	100.00		15
HSBC Finance Limited	100.00		19
HSBC Finance Mortgages Inc.	100.00		92
HSBC Finance Transformation (UK) Limited	100.00		19
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		56
HSBC Financial Services (Lebanon) s.a.l.	99.65		93
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		94
HSBC FinTech Services (Shanghai) Company Limited	100.00		95
HSBC Germany Holdings GmbH	100.00		41
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		73
HSBC Global Asset Management (Deutschland) GmbH	100.00		41
HSBC Global Asset Management (France)	100.00	(99.99)	62
HSBC Global Asset Management (Hong Kong) Limited	100.00		24
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		96
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	97
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	16
HSBC Global Asset Management (Oesterreich) GmbH (In Liquidation)	100.00	(99.33)	6, 98
HSBC Global Asset Management (Singapore) Limited	100.00		56
HSBC Global Asset Management (Switzerland) AG	100.00	(99.66)	4, 99
HSBC Global Asset Management (Taiwan) Limited	100.00		100
HSBC Global Asset Management (UK) Limited	100.00		19
HSBC Global Asset Management (USA) Inc.	100.00		101
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	102
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		103
HSBC Global Asset Management Limited	100.00		2, 19
HSBC Global Custody Nominee (UK) Limited	100.00		19
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 19
HSBC Global Services (Canada) Limited	100.00		92
HSBC Global Services (China) Holdings Limited	100.00		19
HSBC Global Services (Hong Kong) Limited	100.00		49
HSBC Global Services (UK) Limited	100.00		19
HSBC Global Services Limited	100.00		2, 19
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 57
HSBC Group Management Services Limited	100.00		19
HSBC Group Nominees UK Limited	100.00		2, 19
HSBC Holdings B.V.	100.00		19
HSBC IM Pension Trust Limited	100.00		19
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 58
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 58
HSBC Infrastructure Limited	100.00		19
HSBC INKA Investment-AG TGV	100.00	(99.33)	14, 41
HSBC Institutional Trust Services (Asia) Limited	100.00		49
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Mauritius) Limited	100.00		66
HSBC Institutional Trust Services (Singapore) Limited	100.00		56
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		105
HSBC Insurance (Bermuda) Limited	100.00		23
HSBC Insurance (Singapore) Pte. Limited	100.00		56
HSBC Insurance Agency (USA) Inc.	100.00		101
HSBC Insurance Brokers (Philippines) Inc	99.99		106
HSBC Insurance Holdings Limited	100.00		2, 19
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		23
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	99.99		107
HSBC Insurance Services Holdings Limited	100.00		19
HSBC International Finance Corporation (Delaware)	100.00		108
HSBC International Trustee (BVI) Limited	100.00		109
HSBC International Trustee (Holdings) Pte. Limited	100.00		56
HSBC International Trustee Limited	100.00		110
HSBC Inversiones S.A.	100.00		64
HSBC InvestDirect (India) Private Limited	100.00	(99.98)	60
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	60
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	57
HSBC InvestDirect Securities (India) Private Limited	99.99		60
HSBC Investment Bank Holdings B.V.	100.00		19
HSBC Investment Bank Holdings Limited	100.00		19
HSBC Investment Company Limited	100.00		2, 19
HSBC Investment Funds (Canada) Inc.	100.00		111
HSBC Investment Funds (Hong Kong) Limited	100.00		24
HSBC Investment Funds (Luxembourg) SA	100.00		58
HSBC Invoice Finance (UK) Limited	100.00		112
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		19
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		19
HSBC Latin America B.V.	100.00		19
HSBC Latin America Holdings (UK) Limited	100.00		2, 19
HSBC Leasing (Asia) Limited	100.00		49
HSBC Leasing (France)	100.00	(99.99)	37
HSBC Life (Cornell Centre) Limited	100.00		104
HSBC Life (Edwick Centre) Limited	100.00		104
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		104
HSBC Life (Tsing Yi Industrial) Limited	100.00		104
HSBC Life (UK) Limited	100.00		19
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	97
HSBC Life Insurance Company Limited	50.00		113
HSBC LU Nominees Limited	100.00		19
HSBC Management (Guernsey) Limited	100.00		114
HSBC Markets (USA) Inc.	100.00		15
HSBC Marking Name Nominee (UK) Limited	100.00		19
HSBC Master Trust Trustee Limited	100.00		19
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Asset Co. LLC	100.00		115
HSBC Middle East Holdings B.V.	100.00		2, 116
HSBC Middle East Leasing Partnership	N/A		0, 117
HSBC Middle East Securities L.L.C	100.00		118
HSBC Mortgage Corporation (Canada)	100.00		119
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		54
HSBC Nominees (Hong Kong) Limited	100.00		49
HSBC Nominees (New Zealand) Limited	100.00		120
HSBC Nominees (Tempatan) Sdn Bhd	100.00		54

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	80.00		41
HSBC Overseas Holdings (UK) Limited	100.00		2, 19
HSBC Overseas Investments Corporation (New York)	100.00		121
HSBC Overseas Nominee (UK) Limited	100.00		19
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	59
HSBC PB Corporate Services 1 Limited	100.00		122
HSBC PB Services (Suisse) SA	100.00		123
HSBC Pension Trust (Ireland) DAC	100.00		124
HSBC Pensiones, S.A.	100.00	(99.99)	16
HSBC PI Holdings (Mauritius) Limited	100.00		66
HSBC Portfoy Yonetimi A.S.	100.00		125
HSBC Preferential LP (UK)	100.00		19
HSBC Private Bank (Luxembourg) S.A.	100.00		58
HSBC Private Bank (Suisse) SA	100.00		126
HSBC Private Bank (UK) Limited	100.00		19
HSBC Private Banking Holdings (Suisse) SA	100.00		123
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		127
HSBC Private Equity Investments (UK) Limited	100.00		19
HSBC Private Trustee (Hong Kong) Limited	100.00		49
HSBC Private Investment Counsel (Canada) Inc.	100.00		111
HSBC Private Markets Management SARL	N/A		0, 128
HSBC Professional Services (India) Private Limited	100.00		129
HSBC Property (UK) Limited	100.00		19
HSBC Property Funds (Holding) Limited	100.00		19
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		49
HSBC Qianhai Securities Limited	51.00		12, 130
HSBC Real Estate Leasing (France)	100.00	(99.99)	37
HSBC Realty Credit Corporation (USA)	100.00		15
HSBC REGIO Fund General Partner S.à r.l.	100.00		58
HSBC REIM (France)	100.00	(99.99)	62
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 19
HSBC Retirement Services Limited	100.00		1, 19
HSBC Saudi Arabia, a Saudi closed Joint Stock Company	66.19		131
HSBC Savings Bank (Philippines) Inc.	99.99		132
HSBC Securities (Canada) Inc.	100.00		92
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	74
HSBC Securities (Japan) Limited	100.00		19
HSBC Securities (Singapore) Pte Limited	100.00		56
HSBC Securities (South Africa) (Pty) Limited	100.00		133
HSBC Securities (Taiwan) Corporation Limited	100.00		134
HSBC Securities (USA) Inc.	100.00		15
HSBC Securities and Capital Markets (India) Private Limited	99.99		57
HSBC Securities Brokers (Asia) Limited	100.00		49
HSBC Securities Investments (Asia) Limited	100.00		49
HSBC Securities Preparatory (Japan) Co., Ltd.	100.00		61
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		124
HSBC Securities Services (Luxembourg) S.A.	100.00		58
HSBC Securities Services Holdings (Ireland) DAC	100.00		124
HSBC Securities Services Nominees Limited	100.00		49
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	59
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	59
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	3, 16
HSBC Service Company Germany GmbH	100.00		41
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		135
HSBC Services (France)	100.00	(99.99)	37
HSBC Services Japan Limited	100.00		136
HSBC Services USA Inc.	100.00		137
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	16

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	16
HSBC SFH (France)	100.00	(99.99)	4, 62
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	100.00		138
HSBC Software Development (India) Private Limited	100.00		187
HSBC Software Development (Malaysia) Sdn Bhd	100.00		87
HSBC Specialist Investments Limited	100.00		19
HSBC Technology & Services (China) Limited	100.00		139
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Transaction Services GmbH	100.00		6, 41
HSBC Trinkaus & Burkhardt (International) S.A.	100.00		58
HSBC Trinkaus & Burkhardt AG	100.00		41
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00		41
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00		41
HSBC Trinkaus Family Office GmbH	100.00		6, 41
HSBC Trinkaus Real Estate GmbH	100.00		6, 41
HSBC Trust Company (Canada)	100.00		119
HSBC Trust Company (Delaware), National Association	100.00		108
HSBC Trust Company (UK) Limited	100.00		19
HSBC Trust Company AG (In Liquidation)	100.00		33
HSBC Trustee (C.I.) Limited	100.00		127
HSBC Trustee (Cayman) Limited	100.00		140
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		49
HSBC Trustee (Singapore) Limited	100.00		56
HSBC UK Bank plc	100.00		2, 18
HSBC UK Client Nominee Limited	100.00		18
HSBC UK Holdings Limited	100.00		2, 19
HSBC USA Inc.	100.00		121
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		84
HSBC Wealth Client Nominee Limited	100.00		1, 18
HSBC Yatirim Menkul Degerler A.S.	100.00		125
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	40
HSIL Investments Limited	100.00		19
Hubei Macheng HSBC Rural Bank Company Limited	100.00		141
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 142
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		143
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 144
Imenson Limited	100.00	(62.14)	40
INKA Internationale Kapitalanlagegesellschaft mbH	100.00		41
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	16
Inmobiliaria Bisa, S.A. de C.V.	99.98		16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	16
James Capel & Co. Limited (In Liquidation)	100.00		19
James Capel (Nominees) Limited	100.00		19
James Capel (Taiwan) Nominees Limited	100.00		19
John Lewis Financial Services Limited	100.00		19
Keyser Ullmann Limited	100.00	(99.99)	19
Lion Corporate Services Limited	100.00		49
Lion International Corporate Services Limited	100.00		1, 110
Lion International Management Limited	100.00		110
Lion Management (Hong Kong) Limited	100.00		1, 49
Lyndholme Limited	100.00		49
Marks and Spencer Financial Services plc	100.00		146

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Marks and Spencer Unit Trust Management Limited	100.00		146
Maxima S.A. AFJP (In Liquidation)	99.98		59
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	16
Midcorp Limited	100.00		19
Midland Bank (Branch Nominees) Limited	100.00		18
Midland Nominees Limited	100.00		18
MIL (Cayman) Limited	100.00		81
MW Gestion SA	100.00		59
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	16
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		19
PT Bank HSBC Indonesia	99.99	(98.93)	147
PT HSBC Sekuritas Indonesia	85.00		148
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
Republic Overseas Capital Corporation	100.00		101
RLUKREF Nominees (UK) One Limited	100.00		1, 19
RLUKREF Nominees (UK) Two Limited	100.00		1, 19
S.A.P.C. - Ufipro Recouvrement	99.99		37
Saf Baiyun	100.00	(99.99)	4, 37
Saf Guangzhou	100.00	(99.99)	4, 37
SCI HSBC Assurances Immo	100.00	(99.99)	62
Serai Limited	100.00		1, 49
Serai Technology Development (Shanghai) Limited	100.00		12, 149
SFM	100.00	(99.99)	37
SFSS Nominees (Pty) Limited	100.00		133
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 150
Shenzhen HSBC Development Company Ltd	100.00		12, 151
Sico Limited	100.00		152
SNC Dorique	99.99		1, 11, 153
SNC Les Oliviers D'Antibes	60.00		62
SNCB/M6 - 2008 A	100.00	(99.99)	37
SNCB/M6-2007 A	100.00	(99.99)	4, 37
SNCB/M6-2007 B	100.00	(99.99)	4, 37
Société Française et Suisse	100.00	(99.99)	37
Somers Dublin DAC	100.00	(99.99)	124
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	37
South Yorkshire Light Rail Limited	100.00		19
St Cross Trustees Limited	100.00		18
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 154
Swan National Limited	100.00		19
Tasfiye Halinde HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00		71
The Hongkong and Shanghai Banking Corporation Limited	100.00		49
The Venture Catalysts Limited	100.00		19
Tooley Street View Limited	100.00		2, 19
Tower Investment Management	100.00		155
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00		41
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00		6, 41
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00		41
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00		6, 41
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00		6, 41
Trinkaus Private Equity Management GmbH	100.00		41
Trinkaus Private Equity Verwaltungs GmbH	100.00		6, 41
Tropical Nominees Limited	100.00		81
Turnsonic (Nominees) Limited	100.00		18
Valeurs Mobilières Elysées	100.00	(99.99)	37
Wardley Limited	100.00		49

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Wayfoong Nominees Limited	100.00		49
Wayhong (Bahamas) Limited (In Liquidation)	100.00		103
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	40